PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 2.1%

Entertainment — 0.6%
Red Rock Resorts, Inc., Class A	39,337	$798,738

Lodging — 0.4%
Boyd Gaming Corp.	24,740	592,523

Real Estate — 1.1%
CBRE Group, Inc., Class A*	26,359	1,397,291

TOTAL COMMON STOCKS (Cost $2,859,105)		2,788,552

REAL ESTATE INVESTMENT TRUSTS — 98.5%

Apartments — 19.6%
American Homes 4 Rent, Class A	73,203	1,895,226
Apartment Investment & Management Co., Class A	14,663	764,529
AvalonBay Communities, Inc.	11,239	2,420,094
Equity Residential	25,788	2,224,473
Essex Property Trust, Inc.	19,536	6,381,434
Invitation Homes, Inc.	150,932	4,469,096
UDR, Inc.	166,318	8,063,097

		26,217,949

Building & Real Estate — 6.2%
Agree Realty Corp.	23,762	1,738,190
Realty Income Corp.	50,623	3,881,772
Spirit Realty Capital, Inc.	56,345	2,696,672

		8,316,634

Diversified — 17.9%
American Tower Corp.	32,802	7,253,506
Crown Castle International Corp.	45,979	6,391,541
Digital Realty Trust, Inc.	4,965	644,507
Duke Realty Corp.	96,358	3,273,281
SBA Communications Corp.	26,301	6,342,486

		23,905,321

Healthcare — 10.5%
Medical Properties Trust, Inc.	110,341	2,158,270
Sabra Health Care REIT, Inc.	169,578	3,893,511
Welltower, Inc.	89,048	8,072,201

		14,123,982

Hotels & Resorts — 6.5%
Park Hotels & Resorts, Inc.	102,884	2,569,013
Pebblebrook Hotel Trust	45,639	1,269,677
VICI Properties, Inc.	215,752	4,886,783

		8,725,473

Industrial — 6.2%
CyrusOne, Inc.	42,273	3,343,794
Prologis, Inc.	58,527	4,987,671

		8,331,465

Manufactured Homes — 2.9%
Sun Communities, Inc.	25,784	3,827,635

Office Property — 8.9%
Boston Properties, Inc.	8,363	1,084,346

	Number of Shares	Value†

Office Property — (continued)
Douglas Emmett, Inc.	37,302	$1,597,645
Empire State Realty Trust, Inc., Class A	72,996	1,041,653
Hudson Pacific Properties, Inc.	95,570	3,197,772
Kilroy Realty Corp.	30,087	2,343,476
VEREIT, Inc.	273,451	2,674,351

		11,939,243

Regional Malls — 3.6%
Simon Property Group, Inc.	8,688	1,352,287
Taubman Centers, Inc.	24,561	1,002,826
The Macerich Co.	79,957	2,525,841

		4,880,954

Storage & Warehousing — 6.3%
Americold Realty Trust	28,355	1,051,120
Extra Space Storage, Inc.	31,005	3,622,004
Industrial Logistics Properties Trust	45,310	962,838
Public Storage	11,275	2,765,419

		8,401,381

Strip Centers — 3.0%
SITE Centers Corp.	123,409	1,864,710
Urban Edge Properties	106,378	2,105,221

		3,969,931

Telecommunications — 6.9%
Equinix, Inc.	16,106	9,289,941

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $109,508,036)		131,929,909

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund- Institutional Shares (seven-day effective yield 1.860%) (Cost $1,871,224)	1,871,224	1,871,224

TOTAL INVESTMENTS — 102.0% (Cost $114,238,365)		136,589,685

Other Assets & Liabilities — (2.0)%		(2,723,589)

TOTAL NET ASSETS — 100.0%		$133,866,096

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

REIT — Real Estate Investment Trust.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$2,788,552	$2,788,552	$—	$—
REAL ESTATE INVESTMENT TRUSTS	131,929,909	131,929,909	—	—
SHORT-TERM INVESTMENTS	1,871,224	1,871,224	—	—

TOTAL INVESTMENTS	$136,589,685	$136,589,685	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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